Statements of Cash Flows (USD $)	6 Months Ended		9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net loss	$ (434,050)	$ (119,735)	$ (158,920)	$ (677,489)	$ (836,409)	$ (1,270,459)
Adjustments to reconcile net loss to net cash used in operating activities:
(Increase) decrease in prepaid expenses	(6,871)	37,227	(92,961)	75,071	(17,890)	(24,761)
(Decrease) increase in accounts payable	(106,596)	(34,886)	49,972	281,044	331,016	224,420
Increase in due to related party	124,763	59,591	19,192	201,153	220,345	345,108
Net cash used in operating activities	(422,754)	(57,803)	(182,717)	(120,221)	(302,938)	(725,692)
Cash Flows from Investing Activities
Cash withdrawn from (placed in) trust		14,083	(46,179,083)	14,083	(46,165,000)	(46,165,000)
Net cash provided by (used in) investing activities		14,083	(46,179,083)	14,083	(46,165,000)	(46,165,000)
Cash Flows from Financing Activities
Proceeds from sale of sponsor's ordinary shares			25,000		25,000	25,000
Proceeds from sale of warrants in private placement			2,170,000		2,170,000	2,170,000
Proceeds from initital public offering			46,000,000		46,000,000	46,000,000
Payment of underwriters discount and offering costs			(1,625,494)		(1,625,494)	(1,625,494)
Repurchase of sponsor's ordinary shares			(1)		(1)	(1)
Proceeds from sale of underwriter's option			100		100	100
Proceeds from note due to related party	336,148					336,148
Net cash provided by financing activities	336,148		46,569,605		46,569,605	46,905,753
Net (decrease) increase in cash	(86,606)	(43,720)	207,805	(106,138)	101,667	15,061
Cash at beginning of period	101,667	207,805		207,805
Cash at end of period	15,061	164,085	207,805	101,667	101,667	15,061
Supplemental Cash Flow Disclosures
Offering costs paid for by related party on behalf of the Company			133,303		133,303	133,303
Formation costs paid for by a related party on behalf of the Company	$ 79,763	$ 14,591	$ 38,759	$ 111,090	$ 149,849	$ 229,612